FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /  (a)
             or fiscal year ending: 12/31/04 (b)

Is this a transition report?:(Y/N)   N
                                    ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ----

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing form.

1. A. Registrant Name: American Enterprise Variable Annuity Account
   B. File Number:  811-7195
   C. Telephone Number: (612) 671-2059

2. A. Street: 829 AXP Financial Center
   B. City: Minneapolis C. State: MN D. Zip Code: 55474 Zip Ext.
   E. Foreign Country:

3. Is this the first filing on this form by the Registrant? (Y/N)  N
                                                                  ---

4. Is this the last filing on this form by Registrant? (Y/N)  N
                                                             ---

5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes) complete only items 89 through 110.] N
                                                                ---

6. Is Registrant a unit investment trust (UIT)? (Y/N)
   [If answer is "Y" (Yes) complete only items 111 through 132.]  Y
                                                                 ---

7. A. Is Registrant a series or multiple portfolio company? (Y/N)  N
                                                                  ---
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at
      the end of the period?          .
                             ----------

For period ending 12/31/04                      If filing more than one
File number 811-7195                            Page 47, "X" box: _____

UNIT INVESTMENT TRUSTS
111. A.  Depositor Name: American Enterprise Life Insurance Company
     B.  File Number (If any):
     C.  City: Minneapolis State: MN Zip Code: 55474 Zip Ext.:
         Foreign Country:            Foreign Postal Code:

111. A.  Depositor Name:
     B.  File Number (If any):
     C.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

112. A.  Sponsor Name:
     B.  File Number (If any):
     C.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

112. A.  Sponsor Name:
     B.  File Number (If any):
     C.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

For period ending 12/31/04                      If filing more than one
File number 811-7195                            Page 48, "X" box:______

113. A.  Trustee Name:
     B.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

113. A.  Trustee Name:
     B.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

114. A.  Principal Underwriter Name: American Express Financial Advisors Inc.
     B.  File Number: 8-16791
     C.  City: Minneapolis State:MN  Zip Code: 55474 Zip Ext.:
         Foreign Country:            Foreign Postal Code:

114. A.  Principal Underwriter Name:
     B.  File Number:
     C.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

115. A.  Independent Public Accountant Name: Ernst & Young LLP
     B.  City: Minneapolis State: MN Zip Code: 55402 Zip Ext.:
         Foreign Country:            Foreign Postal Code:

115. A.  Independent Public Accountant Name:
     B.  City:             State:    Zip Code:       Zip Ext.:
         Foreign Country:            Foreign Postal Code:

For period ending 12/31/04                      If filing more than one
File number 811-7195                            Page 49, "X" box:_____

116. Family of investment companies information:
     A.  Is Registrant part of a family of investment
         companies? (Y/N)                                               Y
                                                                       ---
     B.  Identify the family in 10 letters:         IDSLIFESEP
         (NOTE: In filing this form, use this identification consistently for all investment companies in family.
         This designation is for purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance
         company? (Y/N)                                                 Y
                                                                       ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  Variable annuity contracts? (Y/N)                     Y
     C.  Scheduled premium variable life contracts? (Y/N)      N
     D.  Flexible premium variable life contracts? (Y/N)       N
     E.  Other types of insurance products registered under the
         Securities Act of 1933? (Y/N)                                 N
                                                                        ---
118. State the number of series existing at the end of the period that had securities registered under the Securities Act
     of 1933                                                            1
                                                                       ---
119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period                                        0
                                                                       ---
120. State the total value of the portfolio securities on the date
     of deposit for the new series included in item 119                  0
     ($000's omitted)                                                    ---

121. State the number of series for which a current prospectus was
     in existence at the end of the period                                1
                                                                         ---
122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
     current period                                                        0
                                                                          ---

For period ending 12/31/04                      If filing more than one
File number 811-7195                            Page 50, "X" box:______

123. State the total value of the additional units considered in
     answering item 122 ($000's omitted)                                0
                                                                       ---

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current
     period (the value of these units is to be measured on the date they were placed in the subsequent series)
     ($000's omitted)                                                    0
                                                                        ---

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) 0

126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                   Number of   Total Assets     Total Income
                                    Series     ($000's          Distributions
                                   Investing    omitted)       ($000's omitted)

A. U.S. Treasury direct issue       _______  $___________      $________

B. U.S. Government agency           _______  $___________      $________

C. State and municipal tax-free     _______  $___________      $________

D. Public utility debt              _______  $___________      $________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent   _______  $___________      $________

F. All other corporate intermed. &
   long-term debt                   _______  $___________      $________

G. All other corporate short-term
   debt                             _______  $___________      $________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                          _______  $___________      $________

I. Investment company equity
   securities                       _______  $___________      $________

J. All other equity securities         1     $ 1,879,231       $    0
                                    -------  ------------       --------

K. Other securities                 _______  $___________      $________

L. Total assets of all series of
   registrant                       _______  $ 1,879,231       $________
                                             ------------

For period ending 12/31/04                      If filing more than one
File number 811-7195                            Page 51, "X" box:______

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
     other than the issuer? (Y/N)                                       N
                                                                       ---

     [If answer is "N" (No), go to item 131.]                          Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
     end of the current period? (Y/N)                                  ___

     [If answer is "N" (No), go to item 131.]                          Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
     derived from insurance or guarantees? (Y/N)                       ___
                                                                       Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                        $19,811
                                                                        -------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-7195      811-______       811-______       811-______     811-______
         ------

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

SIGNATURE PAGE

This report is signed on behalf of the Registrant indicated in Item 1.A.

City of: Minneapolis      State of: Minnesota     Date: February 23, 2005

American Enterprise Variable Annuity Account



By: /s/ David K. Stewart                    Witness:  /s/ Andrea L. Kelly
    --------------------                              ---------------------
        David K. Stewart                                  Andrea L. Kelly
        Vice President and Controller                     Assistant Secretary